Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases	Leases:
Xanadu enters into operating leases for its office and operational purposes. As of June 30, 2026 and December 31, 2025, Xanadu’s leases had a weighted average remaining lease term of 13 years and eight years, respectively.
Xanadu’s leases are subject to annual operating costs that may change from time to time during the lease term. These costs are accounted for as variable lease payments and are recognized in the consolidated statements of operations and comprehensive loss in the year in which the obligation for these payments is incurred. These annual operating costs are a non-lease component, which are accounted for separately in the determination of lease costs.
The following table presents the components of lease costs:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Components of lease costs:
Operating lease cost	361	287	646	566
Variable lease cost (not included in the measurement of lease liabilities)	273	194	548	445
Total lease costs	$634	$480	$1,194	$1,010
Total additions to operating right-of-use assets	$19,119	$—	$19,119	$—
The weighted average discount rate used to measure Xanadu’s operating lease liabilities was 5.9% and 3.6% as of June 30, 2026 and December 31, 2025, respectively.
Xanadu’s future minimum operating lease payments as of June 30, 2026 are as follows:

Remainder of 2026	$622
2027	2,160
2028	3,166
2029	3,212
2030 and Thereafter	31,743
Total future minimum lease payments	40,903
Less: imputed interest	(14,296)
Total operating lease liabilities	26,607
Less: current portion of operating lease liabilities	(1,051)
Long-term portion of operating lease liabilities	$25,556
2026 Commenced Operating Leases
On May 28, 2026, the Company entered into a new operating lease in Toronto, Ontario to service its future operations. The lease commencement date was determined to be June 17, 2026 and as a result a right-of use ("ROU") asset of $19,119 and a corresponding long-term lease liability were recognized on the consolidated balance sheet for the period ended June 30, 2026. The lease has an initial term of approximately 16 years.
Unrecognized Lease Commitments
In May 2026, the Company entered into a new three-year lease for Toronto office space commencing August 1, 2026 and expiring July 31, 2029.
As of June 30, 2026, the lease has not commenced for accounting purposes under ASC 842, and therefore no ROU asset or lease liability has been recognized on the condensed consolidated balance sheets. Total undiscounted minimum lease payments under the agreement are $1,222 over the three-year term. The Company will recognize the ROU asset and corresponding lease liability beginning in the third quarter of 2026.